Income Taxes - Income Taxes Paid, Net of Refunds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
U.K. income taxes paid
Income taxes paid	220,000	$ 241,000	$ 149,000
Italy
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign income taxes paid	181,000
U.S. Federal
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign income taxes paid	18,000
Other
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign income taxes paid	$ 21,000